Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Receivables from and Accounts Payable to Related Parties

The balances of accounts receivable and payable as of December 31, 2020 and 2019 are as follows:

a)	Receivables from related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	—	145		—
Foreign	Enel Global Infrastructure And Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	543	119		—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	More than 90 days	—	254		—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	Less than 90 days	1,003	1,027		—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other services	Less than 90 days	—	38		—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other services	Less than 90 days	243	421		—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	16	17		—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	ARS	Other services	Less than 90 days	—	4		—
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	ARS	Other services	Less than 90 days	—	101		—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	265	188		—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	1	36		—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	18	18		—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,289	1,288		—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	COP	Other services	Less than 90 days	—	29		—
Foreign	Endesa Operaciones y Servicios Comerciales S.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	86	115		—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	46	53		—
Foreign	Enel Energia S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	—	81		—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	102	47		—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	BRL	Other services	Less than 90 days	105	67		—
Foreign	Energética Monzon S.A.C.	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	—	445		—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	133	501		—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	PEN	Other services	Less than 90 days	33	37		—
Foreign	Enel North América Inc.	United States	Common Immediate Parent	US$	Other services	Less than 90 days	93			—
Foreign	Enel North América Inc.	United States	Common Immediate Parent	PEN	Other services	Less than 90 days	43	41		—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	2,271	2,853		—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	PEN	Energy sales	Less than 90 days	—	8		—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	709	675		—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other services	Less than 90 days	—	325		—
Foreign	SACME	Argentina	Associated	ARS	Other services	Less than 90 days	7	13	32	68
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	430	882		—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	—	97		—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	7	—		—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	2,377	1,792		—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	BRL	Other services	Less than 90 days	222	46		—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	802	746		—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	22	22		—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	92	15		—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	2	2		—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	3,208	2,684		—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Tolls	Less than 90 days	17	15		—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy sales	Less than 90 days	32,544	1,122		779
Foreign	Enel X Argentina S.A.U.	Argentina	Common Immediate Parent	ARS	Other services	Less than 90 days	22	—		—
Foreign	E-Distributie Muntenia	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	58	—		—
Foreign	Electric Motor Werks, Inc.	United States	Common Immediate Parent	EUR	Other services	Less than 90 days	141	—		—
		Total					46,950	16,369	32	847

b)	Accounts payable to related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	3,685	2,830	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	3,702	336	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	252	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	67	57	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	BRL	Loans payable	More than 90 days	145	—	144,391	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	US$	Loans payable	More than 90 days	150,269	—	—	—
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	BRL	Other services	More than 90 days	745	—	—	—
Foreign	Endesa Latinoamérica S.A.	Argentina	Common Immediate Parent	ARS	Dividends	Less than 90 days	—	18	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	217	221	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Engineering services	Less than 90 days	25	—	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	8	11	—	—
Foreign	Enel Sole	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,116	1,259	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	31,107	33,938	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	2,348	2,167	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	16,858	—	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	BRL	Other services	Less than 90 days	—	1,117	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Purchase of materials	Less than 90 days	1,501	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	Less than 90 days	9,063	8,504	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Technical services	Less than 90 days	51,334	50,841	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	IT services	Less than 90 days	3,417	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	CLP	Dividends	Less than 90 days	160,914	277,267	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	2,129	30,186	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	4	11,695	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	1,547	11,702	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	54	212	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	1,321	9,934	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	7,113	1,424	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	2,978	4,883	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	COP	Other services	Less than 90 days	—	63	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	629	506	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	8,196	4,434	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	942	—	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	3,967	2,350	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	304	1,462	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	785	—	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	2,586	1,958	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,394	1,295	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	BRL	Other services	Less than 90 days	—	223	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	318	122	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	—	87	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	15,279	3,581	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	6,755	—	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	892	547	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	220	141	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	704	464	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	US$	Technical services	Less than 90 days	18	23	—	—
Foreign	Cesi S.P.A.	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	52	48	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	PEN	Energy purchases	Less than 90 days	1,328	1,672	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	70	153	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Energy purchases	Less than 90 days	2,637	1,549	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	16	7	—	—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other services	Less than 90 days	1	38	—	—
Foreign	SACME	Argentina	Associated	ARS	Other services	Less than 90 days	163	229	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	1,583	3,237	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	2,126	3,518	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	IT services	Less than 90 days	631	806	—	—
Foreign	Yacylec S.A.	Argentina	Associated	ARS	Other services	Less than 90 days	11	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	766	902	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	345	205	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	240	272	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Engineering services	Less than 90 days	—	552	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	780	412	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Engineering services	Less than 90 days	1,777	945	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	—	212	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	4	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	430	387	—	—
76.924.079-9	Enel X Chile S.P.A	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	—	1	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy purchases	Less than 90 days	33,395	12,577	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	1,182	931	—	—
Foreign	Energética Monzon S.A.C.	Peru	Common Immediate Parent	PEN	Other services	Less than 90 days	24	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	IT services	Less than 90 days	6,110	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	34,999	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	12,885	—	—	—
Foreign	Servizio Elettrico Nazionale SpA	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	146	—	—	—
Foreign	Enel X Argentina S.A.U.	Argentina	Common Immediate Parent	ARS	Other services	Less than 90 days	3	—	—	—
Foreign	Electric Motor Werks, Inc.	United States	Common Immediate Parent	EUR	Other services	Less than 90 days	510	—	—	—
		Total					597,122	494,511	144,391	—

Summary of Significant Transactions and Effect on Income or Expenses

c)    Significant transactions and effects on profit or loss:

As of December 31, 2020, 2019 and 2018 the significant transactions with related companies that are not consolidated, are as follows:

					For the years ended,
Taxpayer ID N°	Company	Country	Relationship	Description of Transaction	12-31-2020 ThUS$	12-31-2020 ThUS$	12-31-2018 ThUS$
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Management services and other	(7,158)	(7,707)	(8,128)
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Financial expenses	(2,441)	(127,977)	(43,873)
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	IT services	(7,418)	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Technical services	(30,448)	(16,685)	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	Technical services	(7,268)	(3,536)	(5,561)
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy sales	54,158	1,134	24,333
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy purchases	(147,841)	(93,299)	(126,627)
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Electricity tolls	215	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Other services	(1,472)	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	Other services	839	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	Other services	1,993	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	Energy purchases	(2,913)	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	Energy sales	66	—	—
Foreign	Enel Green Power Colombia S.A.S	Spain	Common Immediate Parent	Energy purchases	(8,483)	(7,156)	—
Foreign	Enel Green Power S.P.A	Italy	Common Immediate Parent	Technical services	(3,757)	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	IT services	(758)	(12,278)	(12,211)
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	Technical services	—	(6,778)	(4,158)
Foreign	Enel S.P.A.	Italy	Parent	Other services	(4,045)	(2,827)	(1,077)
Foreign	Enel S.P.A.	Italy	Parent	Technical services	(11,542)	(11,554)	(2,083)
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical services	(2,852)	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	Other services	(31)	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	IT services	(7,051)	—	—

Summary of Compensation Paid to Members of the Board of Directors

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2020, 2019 and 2018:

			December 31, 2020
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2020	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2020	—	—	—
Foreigner	Enrico Viale	Director	January - December 2020	—	—	—
Foreigner	Livio Gallo	Director	January - November 2020	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2020	143	—	47
Foreigner	Patricio Gómez Sabaini	Director	January - December 2020	143	—	47
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2020	143	—	47
	TOTAL			429	—	141

			December 31, 2019
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2019	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2019	—	—	—
Foreigner	Enrico Viale	Director	January - December 2019	—	—	—
Foreigner	Livio Gallo	Director	January - December 2019	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2019	159	—	48
Foreigner	Patricio Gómez Sabaini	Director	January - December 2019	159	—	48
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2019	159	—	48
	TOTAL			477	—	144

			December 31, 2018
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2018	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2018	—	—	—
Foreigner	Enrico Viale	Director	January - December 2018	—	—	—
Foreigner	Livio Gallo	Director	January - December 2018	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2018	166	—	50
Foreigner	Patricio Gómez Sabaini	Director	January - December 2018	163	—	50
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2018	166	—	50
	TOTAL			495	—	150

Summary of Key Management Personnel

Remunerations received by key management personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreigner	Maurizio Bezzeccheri (1)	Chief Executive Officer
Foreigner	Aurelio Ricardo Bustilho de Oliveira (2)	Administration, Finance and Control Manager
10.560.169-7	Francisco Miqueles Ruz (3)	Planning and Control Manager
25.067.660-3	Simone Tripepi (4)	Enel X South America Manager
Foreigner	Raffaele Cutrignelli (5)	Internal Audit Manager
6.973.465-0	Domingo Valdés Prieto (5)	Attorney and Secretary of the Board

(1)	Mr. Maurizio Bezzeccheri assumed the position of Chief Executive Officer on August 1, 2018.
(2)	Mr. Aurelio Ricardo Bustilho de Oliveira assumed the position of Administration, Finance and Control Manager on October 1, 2018.
(3)	Mr. Francisco Miqueles Ruz assumed the position of Planning and Control Manager on February 26, 2020, replacing Mr. Paolo Pescarmona.
(4)	Mr. Simone Tripepi assumed the position of Enel X South America Manager on August 29, 2019.
(5)

Messrs. Raffaele Cutrignelli and Domingo Valdés Prieto, executive officers of Enel Américas, are paid exclusively by Enel Chile S.A. who is their employer, but they provide services to the Company by virtue of an intercompany contract between those companies.

Summary of Compensation Received by Key Management Personnel

	For the years ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Remuneration	3,495	2,407	2,586
Short-term benefits for employees	148	106	21
Other long-term benefits - IAS	7	—	—
Total	3,650	2,513	2,607